Schedule of Carrying Values and Fair Value Estimates of Financial Instruments not Carried at Fair Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial assets
Mortgage loans	$ 696,062	$ 629,142
Financial liabilities
Liability for collateral	69,788	59,067	$ 60,931	$ 99,668
Carrying value
Financial assets
Mortgage loans	696,062	629,142
Financial liabilities
Contractholder funds on investment contracts	1,755,866	1,944,244
Liability for collateral	69,788	59,067
Fair value
Financial assets
Mortgage loans	699,936	655,601
Financial liabilities
Contractholder funds on investment contracts	1,821,641	2,062,405
Liability for collateral	$ 69,788	$ 59,067